Postretirement Benefit and Post Employment Obligations - Components of Net Periodic Benefit Cost Recognized (Detail) (Foreign Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.6	$ 0.7	$ 0.5
Interest cost	0.5	0.5	0.6
Expected return on plan assets	(0.2)	(0.2)	(0.2)
Amortization of net (gain) loss	0.2	0.3	0.1
Net periodic benefit cost	$ 1.1	$ 1.3	$ 1.0